Revenues from Contracts with Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Disaggregation of Revenue

The following table represents a disaggregation of revenue earned from contracts with customers during the three months ended March 31, 2020 and 2019 (in millions):

	Three Months Ended March 31,
	2020	2019
LNG revenues (1)	$343	$12
LNG revenues—affiliate	190	93
Total revenues from customers	533	105
Net derivative gains (2)	—	1
Total revenues	$533	$106

(1)

LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election.  If contractually the customer cannot make up unexercised quantities in future periods, our performance obligation with respect to declined volumes is satisfied, and revenue associated with any unexercised quantities is generally recognized upon notice of customer cancellation.

(2)	See Note 6—Derivative Instruments for additional information about our derivatives.

The following table represents a disaggregation of revenue earned from contracts with customers during the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
LNG revenues	$678,843	$—	$—
LNG revenues—affiliate	726,100	—	—
Total revenues from customers	1,404,943	—	—
Net derivative gains (1)	227	—	—
Total revenues	$1,405,170	$—	$—

(1)	See Note 7—Derivative Instruments for additional information about our derivatives.

Transaction Price Allocated to Future Performance Obligations	The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of March 31, 2020 and December 31, 2019:

	March 31, 2020		December 31, 2019
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$33.4	11	$33.6	11
LNG revenues—affiliate	1.0	13	1.0	13
Total revenues	$34.4		$34.6

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.
The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of December 31, 2019 and 2018:
	December 31, 2019		December 31, 2018
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$33.6	11	$33.9	12
LNG revenues—affiliate	1.0	13	1.0	14
Total revenues	$34.6		$34.9

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.

Contract Assets

The following table shows our contract assets, which are classified as other non-current assets, net on our Consolidated Balance Sheets (in millions):

	March 31,	December 31,
	2020	2019
Contract assets	$12	$—